Basis of Preparation - Narrative (Details) - $ / $	Apr. 17, 2026	Dec. 31, 2025
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars		18.0057
Abnormally large changes in asset prices or foreign exchange rates
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars	17.2380
Increase decrease in foreign currency exchange rate	4.10%